SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Functional currency
b.	Functional currency:

The majority of the revenues of Gilat Satellite Networks Ltd. and certain of its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a substantial portion of Gilat Satellite Networks Ltd. and certain of its subsidiaries' costs are incurred in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which Gilat Satellite Networks Ltd. and certain of its subsidiaries operate. Thus, the functional and reporting currency of Gilat Satellite Networks Ltd. and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters" ("ASC 830"). All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the consolidated statements of income as financial income or expenses, as appropriate.

The financial statements of certain foreign subsidiaries, whose functional currency has been determined to be their local currency, have been translated into dollars. Assets and liabilities have been translated using the exchange rates in effect at the balance sheet date. Statements of income amounts have been translated using specific rates. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive income.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Gilat Satellite Networks Ltd. and its subsidiaries in which the Company has a controlling voting interest and entities consolidated under the variable interest entities ("VIE") provisions of ASC 810, "Consolidation" ("ASC 810"). Inter-company balances and transactions have been eliminated upon consolidation.

Most of the activity of the subsidiary in Colombia ("Gilat Colombia") consists of operating subsidized projects for the Colombian Ministry of Information Technologies and Communications ("Ministry of ITC") through its "Dirección de Conectividad", or DirCon (formerly known as Compartel Program). Gilat Colombia was awarded a number of projects from the Ministry of ITC, the latest of which was awarded in 2013, and was further extended several times in 2017 and 2018, and completed during 2019.

As required in the bid documents for the Ministry of ITC projects, the Company established trusts (the "Trusts") and entered into governing trust agreements for each project (collectively, the "Trust Agreements"). The Trusts were established for the purpose of holding the network equipment, processing payments to subcontractors, and holding the funds received through the subsidy from the government until they are released in accordance with the terms of the subsidy and paid to Gilat Colombia. The Trusts are a mechanism to allow the Colombian government to review amounts to be paid with the subsidy and verify that such funds are used in accordance with the transaction document and the terms of the subsidy. Gilat Colombia generates revenues both from the subsidy, as well as from the use of the network that it operates.

The Trusts are considered VIEs and Gilat Colombia is identified as the primary beneficiary of the Trusts.

Under ASC 810, the Company performs ongoing reassessments of whether it is the primary beneficiary of the VIE. The assessment of Company's management is that the Company has the power to direct the activities of a VIE that most significantly impact the VIE's activities (it is responsible for establishing and operating the networks), and the obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE's economic performance. As such, the Trusts were consolidated in the financial statements of the Company since their inception.

The cash held by the Trusts is consolidated within the financial statements of the Company and classified as Restricted cash held by trustees.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are not restricted as to withdrawals or use with maturities of three months or less at the date acquired.
Short-term and long-term restricted cash
e.	Short-term and long-term restricted cash:

Short-term restricted cash is either invested in bank deposits, which mature within one year, or in short-term highly liquid investments that are restricted to withdrawals or use. As of December 31, 2019, the vast majority of this amount was linked to the dollar. Such deposits are used as collateral for performance and advance payment guarantees to customers, surety bonds and the lease of some of the Company’s offices, and bear weighted average interest rates of 1.74% and 2.36% as of December 31, 2019 and 2018, respectively.

Long-term restricted cash is primarily invested in bank deposits, which mature after more than one year. As of December 31, 2019 and 2018, the amount were linked to currencies other than the dollar. It bears annual weighted average interest rates of 6.82% and 6.54% as of December 31, 2019 and 2018, respectively. Such deposits are used as collateral for performance guarantees to customers and the lease of some of the Company's offices.

Restricted cash held by trustees
f.	Restricted cash held by trustees:

As of December 31, 2018, restricted cash held by trustees was invested in a savings bank account linked to the Colombian Peso and was being released based upon performance milestones as stipulated in the agreements with the Ministry of ITC (see Note 2c). As of December 31, 2019, following the completion of the projects in Gilat Colombia, there weren't any restricted cash balances.

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories, discontinued products, new products introduction and for market prices lower than cost. Any write-off is recognized in the consolidated statements of income as cost of revenues. In addition, if required, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory.

Cost is determined as follows:

Raw materials, parts and supplies - using the weighted average cost method.

Work in progress and assembled raw materials - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs, using the weighted average cost method.

Finished products - calculated on the basis of raw materials, direct manufacturing costs with the addition of allocable indirect manufacturing costs, using the weighted average cost method.

Property and equipment, net
h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	2 - 10
Office furniture and equipment	3 - 15
Vehicles	3 - 7

Leasehold improvements are amortized by the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Rental income generated from office spaces leased to others is included in general and administrative expenses.

Network equipment leased to others under operating leases is carried at cost less accumulated depreciation and depreciated using the straight-line method over the useful life of the assets of  between 2 to 5 years.

Intangible assets
i.	Intangible assets:

Intangible assets subject to amortization are initially recognized based on the fair value allocated to them, and subsequently stated at amortized cost. The assets are amortized over their estimated useful lives using the straight-line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350") as follows:

Years

Technology	7.9
Customer relationships	6.8
Marketing rights and patents	12.1

Impairment of long-lived assets
j.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangible assets that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. Such measurement includes significant estimates. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. However, the carrying amount of a group of assets is not to be reduced below its fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

In the years ended December 31, 2019 and 2018, no impairments of long-lived assets were recorded.

Goodwill
 k.       Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs its annual impairment analysis of goodwill in the fourth quarter of the year and whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

In the years ended December 31, 2018 and 2017, following an improvement in the Mobility Solutions segment results, the Company performed a qualitative assessment and concluded that it is not more likely than not that the fair value of the reporting units is less than their carrying amounts and accordingly it is unnecessary to perform the two-step quantitative goodwill impairment test.

For the year ended December 31, 2019, as a period of three years has passed since the last quantitative assessment, the Company performed updated assessment to continue to support its conclusion that no impairment of goodwill is required for any of its reporting units.

Contingencies
l.	Contingencies:

The Company is currently subject to involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Revenue recognition
m.	Revenue recognition:

The Company generates revenues mainly from the sale of products (including construction of networks), satellite-based communication networks services and from providing connectivity, internet access and telephony services. The Company sells its products and services to enterprises, government and residential customers under large-scale contracts that utilize both the Company's networks and other networks that the Company installs, mainly based on BOT contracts. These large‑scale contracts sometimes involve the installation of thousands of VSATs or massive fiber-optic and microwave networks. Sale of products includes mainly the sale of VSATs, hubs, SSPAs, low-profile antennas, on-the-move/on-the-pause terminals, and construction and installation of large-scale networks based on BOT contracts. Sale of services includes access to and communication via satellites ("space segment"), installation of equipment, telephone services, internet services, consulting, on-line network monitoring, network maintenance and repair services. The Company sells its products primarily through its direct sales force and indirectly through resellers or system integrators. Sales consummated by the Company's sales force and sales to resellers or system integrators are considered sales to end-users.

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised products or services to its customers in an amount that reflects the consideration the Company expects to receive. The Company applies the following five steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied. See Note 2z for additional information.

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (“SSP”) basis. The Company establishes SSP based on management judgment, considering internal factors such as margin objectives, pricing practices and historical sales.

Consideration from contracts that is assessed as not being probable of collection is not recognized as revenue until the contract is completed and cash is received. Collectability is re-assessed when there is a significant change in facts or circumstances. The Company’s assessment of collectability considers whether it may limit its exposure to credit risk through its right to stop transferring additional service in the event the customer is delinquent as well as certain contract terms such as down payments that reduce its exposure to credit risk.

Revenue from the sale of equipment is recognized at a point in time, once the customer has obtained control over the items purchased. When significant acceptance provisions are included in the arrangement, the Company defers recognition of the revenue until the acceptance occurs. The Company generally does not grant a right of return to its customers. Revenue from periodic services is recognized ratably over the term the services are rendered. Revenue from other services is recognized upon their completion.

Revenues from contracts under which the Company provides significant construction to the customer's specifications (mostly governmental projects) are generally recognized over time because of continuous transfer of control to the customer. This continuous transfer of control to the customer is supported by clauses in the contract that allow the customer to unilaterally terminate the contract for convenience, pay the Company for costs incurred plus a reasonable profit and take control of any work in process. The Company generally uses the cost-to-cost measure of progress for its contracts because it best depicts the transfer of control to the customer, which occurs as it incurs costs on the contracts. Under the cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues are recorded proportionally as costs are incurred. Costs to fulfill include labor, materials and subcontractors’ costs and other direct and allocated indirect costs. When estimates of total costs to be incurred exceed total estimates of revenue to be earned on the uncompleted contracts, a provision for the entire loss on the contract is recognized in the period the loss is identified.

Under the typical payment terms of government fixed-price contracts, the customer pays the Company milestones-based payments. Those payments are based on quantifiable measures of performance or on the achievement of specified events or milestones. Because those payments are due upon completion of those milestones, they may result in revenue recognized in excess of billings and are presented as part of contract assets on the balance sheet. In addition, the Company typically receives interim payments as work progresses, although for some contracts, the company may be entitled to receive an advance payment. The Company recognizes a liability for these payments in excess of revenue recognized and present it as liabilities on the balance sheet. The advance payment typically is not considered a significant financing component because it is used to meet working capital demands that can be higher in the early stages of a contract.

Amounts recognized as revenue and which the Company has unconditional right to receive are classified as trade receivables on the balance sheet.

Deferred revenue and advances from customers are recorded when the Company receives payments from customers before performance obligations have been performed. Deferred revenue is recognized as revenue as (or when) the Company performs the performance obligation under the contract.

For information regarding disaggregated revenues, please refer to Note 15.

The Company pays sales commissions to external sales agents and to sales and marketing personnel based on their attainment of certain predetermined sales goals. Sales commissions  are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions are capitalized and amortized upon recognition of the related revenue, consistently with the transfer to the customer of the goods or services to which they relate. Amortization expenses related to these costs are mostly included in sales and marketing expenses in the accompanying consolidated statements of operations. Amortization expenses during the year ended December 31, 2019 were $1,643. The capitalized balances related to these costs as of December 31, 2019 and 2018 were $473 and $1,286, respectively.

Selling and marketing expenses
n.	Selling and marketing expenses:

Selling and marketing expenses include shipping expenses in the amounts of $1,309, $1,303 and $1,225 for the years ended December 31, 2019, 2018 and 2017, respectively.

Advertising costs are expensed as incurred. Advertising expenses amounted to $263, $247 and $204 for the years ended December 31, 2019, 2018 and 2017, respectively.

Warranty costs
o.	Warranty costs:

Generally, the Company provides product assurance warranties for periods between twelve to twenty four months at no extra charge that cover the compliance of the products with agreed-upon specifications. A provision is recorded for estimated warranty costs based on the Company's experience. Warranty expenses amounted to $119, $591 and $323 for the years ended December 31, 2019, 2018 and 2017, respectively.

Research and development expenses
p.	Research and development expenses:

Research and development costs are charged to the consolidated statements of income (loss) as incurred and are presented net of government grants. ASC 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release have been insignificant. Therefore, all research and development costs have been expensed.

Research and development grants
q.	Research and development grants:

The Company receives royalty-bearing and non-royalty-bearing grants from the Government of Israel and from other funding sources, for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred or milestones achieved as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $2,024, $1,426 and $1,419 for the years ended December 31, 2019, 2018 and 2017, respectively.

Accounting for stock-based compensation
r.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company's consolidated statements of income.

The Company recognizes compensation expenses for the value of its awards, based on the straight-line method over the requisite service period of each of the awards.

Effective as of January 1, 2017, the Company adopted Accounting Standards Update 2016-09, "Compensation-Stock Compensation (Topic 718)" ("ASU 2016-09") on a modified, retrospective basis. ASU 2016-09 permits entities to make an accounting policy election related to how forfeitures will impact the recognition of compensation cost for stock - based compensation: to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures as they occur.

Upon adoption of ASU 2016-09, the Company elected to change its accounting policy to account for forfeitures as they occur. The change was applied on a modified, retrospective basis with a cumulative effect adjustment to retained earnings of $55 (which increased the accumulated deficit) as of January 1, 2017.

Income taxes
s.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on income taxes as financial expenses and general and administrative expenses, respectively.

Concentrations of credit risks
t.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and long-term restricted cash, restricted cash held by trustees, trade receivables and contract assets.

The majority of the Company's cash and cash equivalents are invested in dollars with major banks in Israel, the United States and South America. Generally, these cash and cash equivalents may be redeemed upon demand and therefore, management believes that they bear low risk.

The majority of the Company's short-term and long-term restricted cash are invested in dollars with major banks in Israel. The Company is generally entitled to receive the restricted cash based upon actual performance of its projects.

The Company also has restricted cash held by trustees, which is invested in Colombian Pesos with major banks in Colombia. As of December 31, 2019 and 2018, restricted cash held by the trustees amounted to $0 and $4,372, respectively. The Company is entitled to receive the restricted cash held by the trustee in stages based upon operational milestones. The cash held in the Trusts is reflected in the Company's consolidated balance sheet as Restricted cash held by trustees.

Trade receivables and contract assets of the Company are mainly derived from sales to major customers located in North, South and Central America, Europe and Asia. The Company performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables. An allowance for doubtful accounts is determined with respect to specific debts that the Company has determined to be doubtful of collection. As of December 31, 2019 and 2018, the Company has recorded a provision for doubtful accounts in the amounts of $2,327 and $3,202, respectively.

The Company has recorded a net expense (income) from bad debts in the amount of ($26), ($376) and $2,231 for the years ended December 31, 2019, 2018 and 2017, respectively.

Employee related benefits
u.	Employee related benefits:

Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees whose employment is terminated by the Company or who are otherwise entitled to severance pay in accordance with Israeli law or labor agreements are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is partly provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's consolidated balance sheet.

During April and May 2008 (the "transition date"), the Company amended the contracts of most of its Israeli employees so that starting on the transition date, such employees are subject to Section 14 of the Severance Pay Law, 1963 ("Section 14") for severance pay accumulated in periods of employment subsequent to the transition date. In accordance with Section 14, upon termination, the release of the contributed amounts from the fund to the employee will relieve the Company from any further severance liability and no additional payments will be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the consolidated balance sheets, as the Company is legally released from severance obligations to employees once the amounts have been deposited and the Company has no further legal ownership of the amounts deposited.

The carrying value for the deposited funds for the Company's employees' severance pay for employment periods prior to the transition date include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements.

Severance pay expenses for the years ended December 31, 2019, 2018 and 2017, amounted to $3,162, $3,138 and $2,819, respectively.

401(k) profit sharing plans:

The Company has a number of savings plans in the United States that qualify under Section 401(k) of the current Internal Revenue Code as a "safe harbor" plan. The Company must make a mandatory contribution to the 401(k) plan to satisfy certain nondiscrimination requirements under the Internal Revenue Code. This mandatory contribution is made to all eligible employees. The contribution costs for all the plans were $526, $479 and $411 for the years ended December 31, 2019, 2018 and 2017, respectively.

Fair value of financial instruments
v.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"). Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., "the exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets thatthe Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, contract assets, other current assets, trade payables, accrued expenses and other current liabilities approximate their fair value due to the short-term maturities of such instruments.

Based on the borrowing rates currently available to the Company for bank loans with similar terms and maturities, the Company estimates that the carrying value of its long-term debt approximates their fair value.

The Company measured the fair value of the forward contracts in accordance with ASC 820 and classified them as Level 2. Forward contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Earnings per share
w.	Earnings per share:

In accordance with ASC 260, "Earnings per Share", basic earnings  per share is computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential Ordinary shares considered outstanding during the period. The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, as they would have been anti-dilutive, was 1,467,849, 573,552 and 1,627,552 for the years ended December 31, 2019, 2018 and 2017, respectively.

Derivatives and hedging activities
x.	Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" ("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income (loss). If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. As a result of adopting new accounting guidance discussed in Note 2, " Recently adopted accounting pronouncements," beginning January 1, 2019, gains and losses on the derivatives instruments that are designated and qualify as a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into in the same accounting period in which the designated forecasted transaction or hedged item affects earnings. Prior to January 1, 2019, cash flow hedge ineffectiveness was separately measured and reported immediately in earnings. Cash flow hedge ineffectiveness was immaterial during 2018 and 2017.

The Company measured the fair value of the forward contracts in accordance with ASC 820 (classified as Level 2).

The Company entered into forward and cylinder option contracts to hedge against part of the risk of changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekels ("NIS").

Comprehensive income (loss)
y.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to unrealized gains and losses on forward contracts and foreign currency translation adjustments.

The following tables shows the components of accumulated other comprehensive income (loss), as of December 31, 2019 and 2018:

	December 31, 2019
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(5,062)	$(318)	$(5,380)

Other comprehensive income before reclassifications	14	653	667
Amounts reclassified from accumulated other comprehensive loss	-	(335)	(335)

Net current-period other comprehensive income	14	318	332

Ending balance	$(5,048)	$-	$(5,048)

	December 31, 2018
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(3,217)	$171	$(3,046)

Other comprehensive loss before reclassifications	(1,845)	(1,548)	(3,393)
Amounts reclassified from accumulated other comprehensive income	-	1,059	1,059

Net current-period other comprehensive loss	(1,845)	(489)	(2,334)

Ending balance	$(5,062)	$(318)	$(5,380)

Recently adopted accounting pronouncements
z.	Recently adopted accounting pronouncements:

1.
On January 1, 2018, the Company adopted Topic 606 using the modified retrospective method for contracts which were not completed as of January 1, 2018. Under the modified retrospective method, the Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. This adjustment did not have a material impact on the Company’s consolidated financial statements. The Standard requires the deferral and amortization of “incremental” costs incurred to obtain a contract. The primary contract acquisition costs for the Company are sales commissions. Under Topic 605, the Company expensed sales commissions as incurred while under Topic 606 such costs are classified as a contract asset and amortized over a period that approximates the timing of revenue recognition on the underlying contracts.

The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606-10 was as follows:

	December 31, 2017	Impact of adoption	January 1, 2018
Condensed consolidated balance sheet:

Other current assets	$19,415	$2,004	$21,419
Accrued expenses	$75,270	$483	$75,753
Accumulated deficit	$(702,959)	$1,521	$(701,438)

Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under Revenue Recognition (“Topic 605”).

2.
In February 2016, the FASB issued ASU 2016-02, Leases (“Topic 842” or “ASC 842”). The standard requires lessees to recognize almost all leases on the balance sheet as a right-of-use asset and a lease liability and requires leases to be classified as either an operating or a finance type lease. The standard excludes leases of intangible assets or inventory. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. ASC 842 supersedes the previous leases standard, ASC 840, "Leases".

The Company adopted ASC 842 on January 1, 2019, using the modified retrospective approach, by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after January 1, 2019 are presented under ASC 842, while prior period amounts have not been adjusted and continue to be reported in accordance with ASC 840.

The Company leases real estate and storage areas, which are all classified as operating leases. In addition to rent payments, the leases may require the Company to pay for insurance, maintenance and other operating expenses.

The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, the Company classifies the lease as a finance lease. Otherwise, the Company classifies the lease as an operating lease.

Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating and finance lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. Operating lease expenses are recognized on a straight-line basis over the lease term. Several of the Company’s leases include options to extend the lease. For purposes of calculating lease liabilities, lease terms include options to extend the lease when it is reasonably certain that the Company will exercise such options. The Company’s lease agreements do not contain any material residual value guarantees.

The Company's ROU assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The new standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, the Company does not recognize ROU assets or lease liabilities, including not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition, but recognizes lease expenses over the lease term on a straight-line basis. The Company also elected the practical expedient to not separate lease and non-lease components for all of the Company’s leases.

The new lease standard does not have a notable impact on the Company’s financial covenant compliance under its credit lines.

The Company recorded upon adoption as of January 1, 2019, right-of-use leased assets and corresponding liabilities of $5,581. See Note 9 for further information on leases.

3.
The Company adopted Accounting Standards Update (“ASU”) No. 2017- 12, “Derivatives and Hedging” (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which amended the eligibility criteria for hedged items and transactions to expand an entity’s ability to hedge nonfinancial and financial risk components. The new guidance eliminates the requirement to separately measure and present hedge ineffectiveness and aligns the presentation of hedge gains and losses with the underlying hedge item. The new guidance also simplifies the hedge documentation and hedge effectiveness assessment requirements. The amended presentation and disclosure requirements were adopted on a prospective basis, while any amendments to cash flow and net investment hedge relationships which existed on the date of adoption were applied on a “modified retrospective” basis, meaning a cumulative effect adjustment to the opening balance of retained earnings as of the beginning of the year of adoption. The new guidance was effective for the Company on January 1, 2019 and the adoption did not have a material impact on the Company’s consolidated financial statements..

Recently issued accounting pronouncements
aa.	Recently issued accounting pronouncements:

1.
In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13 (ASU 2016-13) “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company does not expect that this new guidance will have a material impact on the Company’s consolidated financial statements.

2.
In January 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-04 (ASU 2017-04) “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019. The Company does not expect that this new guidance will have a material impact on the Company’s consolidated financial statements.

3.
In December 2019, the FASB issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective for us in the first quarter of 2021 on a prospective basis, and early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.